UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2001

Check here if Amendment [X]; Amendment Number: ____
  This Amendment (check only one):
  [X] is a restatement
  [   ] adds new holdings entries

Institutional Investment Manger Filing this Report:
Name: AKRE CAPITAL MANAGEMENT
Address: 1001 NINETEENTH STREET NORTH
	   ARLINGTON, VA  22209

Form 13F File Number: 28 -   ____________________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Melissa Ronaldson
Title: Director of Client Services
Phone: 703-312-9720

Signature, Place, and Date of Signing:
Melissa Ronaldson   Arlington, VA	August 13, 2001
[Signature]         [City, State]	[Date]

Report Type (check only one):
[ X ] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[   ]  13F NOTICE  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s))

[   ]  13F COMBINATION REPORT  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s))

List of Other Managers Reporting for this Manager: NONE

[If there are no entries in this list, omit this section]
Form 13F File Number
Name
28-___________________
_____________________________
[Repeat as necessary]

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 35

Form 13F Information Table Value Total ($ in thousands):  $861684


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.	  Form 13F File Number	Name
_______ 28- _______________	_______________

[Repeat as necessary.]

Form 13F Information Table


Issuer		Cl	CUSIP		Value	  Prn	  Sh/	Inv.	 Oth 	Sole
						x1000	  Amt   Prn Disc.  Mgr 	Mgr
Nat'l Dentex      com   63563H109   5       110240 sh sole   0    110240
Spanish Broadcast com   846425882   6        49260 sh sole   0     49260
Balchem Corp      com   057665200   20      358000 sh sole   0    358000
Airnet Systems    com   009417106   40      268670 sh sole   0    268670
II VI Inc.        com   902104108   69     1207500 sh sole   0   1207500
Infospace Inc.    com   45678T102   192      50000 sh sole   0     50000
Ovation Inc.      com   690148101   247      49463 sh sole   0     49463
AMT Jan '03 @ 20  call  0E999J226   297        450 co sole   0       450
Orthodontic Ctrs  com   68750P103   304      10000 sh sole   0     10000
CSX Corp          com   126408103   345       9518 sh sole   0      9518
Coca-Cola         com   191216100   360       7992 sh sole   0      7992
Paychex           com   704326107   420      10500 sh sole   0     10500
AES Inc.          com   00130H105   431      10000 sh sole   0     10000
Philip Morris     com   718154107   457       9000 sh sole   0      9000
Bristol Myers     com   110122108   502       9600 sh sole   0      9600
DST Systems       com   233326107   527      10000 sh sole   0     10000
Abbott Lab        com   002824100   576      12000 sh sole   0     12000
White Mntn        com   G9618E107   753       2000 sh sole   0      2000
Costco            com   22160K105   822      20000 sh sole   0     20000
Gemstar           com   G3788V106   1022     24000 sh sole   0     24000
Burke & Herbert   com   121331102   1196      1638 sh sole   0      1638
Radio One         com   75040P108   1819     79100 sh sole   0     79100
Berk Hath B  	com   084670207   2358      1025 sh sole   0   1129000
Liberty Media     com   001957208   2536    145025 sh sole   0    145025
Wells Fargo       com   949740104   3327     71651 sh sole   0     71651
Bank of NY        com   064057102   4274     89052 sh sole   0     89052
Dover Downs       com   260086103   5812    837436 sh sole   0    837436
Citigroup         com   172967101   6259    118457 sh sole   0    118457
Freddie Mac		com   313400301   6706     95794 sh sole   0     95794
Berks Hath A  	com   084670108   8189       118 sh sole   0       118
Micros Sys	    	com   594901100   10437   474450 sh sole   0    474450
Intl Spwy Cl A    com   460335201   21784   518672 sh sole   0    518672
Penn Nat'l        com   707569109   99915  3933690 sh sole   0   3933690
Amer Tower        com   029912201   141592 6850141 sh sole   0   6850141
Markel Corp       com   570535104   538085 2738349 sh sole   0   2738349